Revenues - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Current Assets [Member]
Revenue, Major Customer [Line Items]
Capitalized Contract Cost, Net	$ 652,769	$ 302,773
Voyage Charter Revenues [Member]
Revenue, Major Customer [Line Items]
Revenues	23,800,000	19,200,000	$ 7,000,000
Revenue, Remaining Performance Obligation, Amount	5,400,000	6,700,000
Receivables net current	$ 11,800,000	$ 12,600,000